Financial liabilities	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Financial liabilities	Financial liabilities

(in thousands of euro)	December 31, 2020	Proceeds from borrowing	Proceeds from lease liabilities and other non cash effects	Repayments of borrowings/leases liabilities	Exchange rate variation (non cash)	June 30, 2021
BPI PTZI IPH41 (1)	150	—	—	(150)	—	—
BPI Refundable advance - FORCE (2)	1,454	—	(1,454)	—	—	—
Lease liabilities – Building "Le Virage"	2,387	—	—	(255)	—	2,131
Lease liabilities – Premises Innate Inc.	447	—	—	(18)	(5)	423
Lease liabilities – Laboratory equipment	639	—	—	(87)	—	551
Lease liabilities – Vehicles	21	—	—	(6)	—	14
Lease liabilities - Printers	41	—	—	(2)	—	39
Borrowing – Equipment	262	—	—	(25)	—	236
Borrowing – Building	13,687	—	—	(579)	—	13,107
Total	19,088	—	(1,454)	(1,121)	(5)	16,502

(in thousands of euro)	December 31, 2019	Proceeds from borrowing	Proceeds from lease liabilities (non cash)	Repayments of borrowings/leases liabilities	Exchange rate variation (non cash)	June 30, 2020
BPI PTZI IPH41 (1)	450	—	—	—	—	450
Lease liabilities – Real estate property	418	—	—	(418)	—	—
Property transaction (down-payment)	(74)	—	—	74	—	—
Lease liabilities – Building "Le Virage"	1,437	—	1,120	—	—	2,557
Lease liabilities – Premises Innate Inc.	496	—	—	(3)	9	502
Lease liabilities – Laboratory equipment	815	—	—	(87)	—	728
Lease liabilities – Vehicles	37	—	—	(9)	—	28
Borrowing – Equipment	319	—	—	(27)	—	292
Borrowing – Building	14,826	—	—	(567)	—	14,259
Total	18,723	—	1,120	(1,037)	9	18,817

(1)Interest free loan
(2) As a reminder, on August 11, 2020, the Company signed a financing contract with Bpifrance Financement as part of the program set up by the French government to help develop a therapeutic solution with a preventive or curative aim against COVID-19. This funding, for a maximum amount of €6.8m, consisted of (i) an advance repayable only in the event of technical and commercial success and (ii) a non-repayable grant. This funding should be received in four successive installments. The first tranche of 1.7 million euros was paid at signing, and the other three tranches should be received after successful completion of certain clinical milestones, particularly around Phase 2 of the FORCE trial. The portion relating to the repayable advance included in this first tranche amounts to €1,454 thousand as of December 31, 2020 (including actualization). As of June 30, 2021, this financing is considered by the Company to be non-refundable , in accordance with the terms of the agreement, in light of the technical and commercial failure of the project based on the results of the Phase 2 "Force" trial evaluating avdoralimab in COVID-19, published on July 6, 2021.
Finance lease obligations relate primarily to real estate property in relation to the acquisition in 2008 of the Company’s headquarters and main laboratories. They are presented in the above table net of the cash collateral paid to Sogebail, the lessor.
On July 3, 2017, the Company borrowed from the Bank “Société Générale” in order to finance the construction of its future headquarters. This loan amounting to a maximum of €15,200 thousand will be raised during the period of the construction in order to pay the supplier payments as they become due. As of December 31, 2018 and 2019, the loan was raised at an amount of €1,300 thousand.

The loan release period was limited to August 30, 2019. On August 30, 2019, the Company drew down the remaining portion of the €15,200 thousand loan granted, for an amount of €13,900 thousand. The reimbursement of the capital has begun in August 30, 2019 and will proceed until August 30, 2031 (12 years). As of June 30, 2021, the remaining capital of the loan amounted to €13,107 thousand. The Company authorized collateral over financial “Société Générale” instruments amounting to €15,200 thousand. The security interest on the pledge financial instruments will be released in accordance with the following schedule: €4,200 thousand in July 2024, €5,000 thousand in July 2027 and €6,000 thousand in July 2031.

This loan bears a fixed interest rate of 2.01%. It is subject to a covenant based on the assumption that the total cash, cash equivalents and current and non-current financial assets are at least equal to principal as of financial year end.

The table below shows the schedule for the contractual repayment of financial liabilities (being principal and interest payments) as of June 30, 2021:

(in thousands of euro)	Within 1 year	From 2nd to 5th year included	Over 5 years	Total

Lease liabilities – Building "Le Virage"	558	1,675	—	2,233
Lease liabilities – Premises Innate Inc.	83	354	8	445
Lease liabilities – Laboratory equipment	179	380	—	559
Lease liabilities – Vehicles	11	4	—	15
Lease liabilities - Printers	9	32	—	—
Borrowing – Equipment	57	185	—	242
Borrowing – Building	1,427	5,706	7,252	14,385
Total financial liabilities	2,324	8,336	7,260	17,920